                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, ,2011

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:


Jamie Zimmerman                    New York, NY                     Aug 13, 2011
--------------------------------   ------------------------------   ------------
[Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28- __________         ______________________________

[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           22
Form 13F Information Table Value Total:       272397
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number   Name
---         --------------------   ----
28- _____   ______________         ________________

[Repeat as necessary.]

6/30/2011
Page 1
CIK: 1292975
CCC: ww6dh@ho

                             VALUATION CURRENCY: USD

ITEM 1                        ITEM 2    ITEM 3      ITEM 4       ITEM 5            ITEM 6         ITEM 7            ITEM 8
------                       -------- --------- ------------- ------------ --------------------- -------- -------------------------
                                                     Fair       Shares of       Investment                     Voting Authority
                             Title of   Cusip       Market      Principal       Descretion                -------------------------
Name of Issuer                 Class    Number      Value        Amount    Sole   Shared   Other Managers     Sole     Shared Other
--------------               -------- --------- ------------- ------------ ---- ---------- ----- -------- ------------ ------ -----
Airgas, Inc.                 Common   009363102 26,998,319.00   385,470.00   X                   LITE       385,470.00      0     0
CIT Group, Inc.              Common   125581108 37,775,910.00   853,500.00   X                   LITE       853,500.00      0     0
Crexus Investment Corp. REIT Common   226553105  2,654,179.00   238,900.00   X                   LITE       238,900.00      0     0
EAGLE MATERIALS INC.         Common   26969p108 13,943,361.00   500,300.00   X                   LITE       500,300.00      0     0
Exco Resources Inc.          Common   269279402 21,728,915.00 1,231,100.00   X                   LITE     1,231,100.00      0     0
Fisher Communications Inc.   Common   337756209    667,372.00    22,380.00   X                   LITE        22,380.00      0     0
FORTUNE BRANDS INC.          Common   349631101 29,147,609.00   457,074.00   X                   LITE       457,074.00      0     0
GEOEYE INC                   Common   37250w108    811,543.00    21,699.00   X                   LITE        21,699.00      0     0
Gerber Scientific Inc.       Common   373730100  2,226,000.00   200,000.00   X                   LITE       200,000.00      0     0
Gray Television Inc.         Common   389375106  9,500,220.00 3,598,568.00   X                   LITE     3,598,568.00      0     0
ITT CORP                     Common   450911102  8,014,480.00   136,000.00   X                   LITE       136,000.00      0     0
INTEGRAL SYSTEMS INC.        Common   45810h107  8,758,396.00   719,671.00   X                   LITE       719,671.00      0     0
LEAPFROG ENTERPRISES INC.    Common   52186n106 12,492,221.00 2,960,242.00   X                   LITE     2,960,242.00      0     0
LyondellBasell Indu          Common   05082824  15,855,025.00   411,605.00   X                   LITE       411,605.00      0     0
Neenah                       Common   64007R109  4,124,442.00   687,407.00   X                   LITE       687,407.00      0     0
NORTHWESTERN CORP.           Common   668074305    877,117.00    26,491.00   X                   LITE        26,491.00      0     0
RALCORP HOLDINGS INC.        Common   751028101  2,315,409.00    26,743.00   X                   LITE        26,743.00      0     0
Solutia Inc.                 Common   834376501    409,335.00    17,914.00   X                   LITE        17,914.00      0     0
Temple-Inland Inc.           Common   879868107  8,099,986.00   272,360.00   X                   LITE       272,360.00      0     0
TENET HEALTHCARE CORP.       Common   88033g100 31,948,800.00 5,120,000.00   X                   LITE     5,120,000.00      0     0
THERAVANCE INC.              Common   88338t104 33,112,889.00 1,490,900.00   X                   LITE     1,490,900.00      0     0
VICAL INC.                   Common   925602104    935,545.00   227,074.00   X                   LITE       227,074.00      0     0

                             Total Under Management:        272,397,073.00